DEFERRED TAX ASSETS/ LIABILITIES (Details - Rollforward of deferred taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	$ 0	$ 1	$ 1
Recognized in statement of operation			0
Reversal of tax liabilities	0	(1)
Ending balance	0	0	1
Provisions [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	0	1	1
Recognized in statement of operation			0
Reversal of tax liabilities	0	(1)
Ending balance	0	0	1
Tax Losses [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	0	0	0
Recognized in statement of operation			0
Reversal of tax liabilities	0	0
Ending balance	$ 0	$ 0	$ 0